UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07729

Hansberger Institutional Series

(Exact name of registrant as specified in charter)

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

(Address of principal executive offices)(Zip code)

J. Christopher Jackson

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

International Value Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 98.3%
	Australia - 1.6%
305,600	Westpac Banking Corp.	$4,917,368

	Brazil - 4.1%
60,700	Banco Bradesco S.A. ADR	2,969,444
89,000	Companhia Energetica de Minas Gerais ADR	3,389,120
83,762	Petroleo Brasileiro S.A. ADR	5,988,145

		12,346,709

	Canada - 2.0%
129,000	Alcan, Inc.	4,093,170
182,000	Celestica, Inc. (a)	2,058,420

		6,151,590

	China - 1.9%
6,663,024	Denway Motors Ltd.	2,405,005
1,954,900	Ping An Insurance Group Co. of China Ltd., Class H	3,402,083

		5,807,088

	Finland - 2.1%
207,900	Nokia Oyj	3,483,111
88,226	TietoEnator Oyj	2,963,661

		6,446,772

	France - 11.1%
157,249	Axa S.A.	4,316,523
59,382	BNP Paribas	4,514,040
83,200	Carrefour S.A.	3,827,765
93,500	France Telecom S.A.	2,683,465
27,762	Groupe Danone	2,991,239
40,642	Schneider Electric S.A.	3,209,154
142,500	STMicroelectronics N.V.	2,450,781
102,279	Suez S.A.	2,956,321
21,022	Total S.A.	5,737,745
15,600	Vivendi Universal S.A.	509,219

		33,196,252

	Germany - 6.5%
15,512	Adidas-Salomon AG	2,695,418
58,940	Deutsche Bank AG (Registered)	5,512,535
49,195	E.ON AG	4,518,922
37,881	Linde AG	2,790,821
61,800	Schering AG	3,906,828

		19,424,524

	Greece - 0.7%
66,000	Folli-Follie S.A. (Registered)	1,983,052

	Hong Kong - 1.9%
276,854	Hutchison Whampoa Ltd.	2,865,847
3,088,100	Johnson Electric Holdings Ltd.	2,965,748

		5,831,595

	Indonesia - 0.9%
5,143,500	PT Indosat TbK	2,646,655

	Italy - 4.0%
190,191	Eni S.p.A.	5,648,235
208,605	Saipem S.p.A.	3,517,486
516,000	UniCredito Italiano S.p.A.	2,908,524

		12,074,245

	Japan - 15.4%
274,000	Asahi Glass Co., Ltd.	2,874,683
438,000	Bank of Yokohama (The), Ltd.	3,337,473
90,200	Canon, Inc.	4,870,736
31,000	Chugoku Bank (The), Ltd.	422,181
205,200	JS Group Corp.	3,494,112
1,958,000	Kawasaki Heavy Industries Ltd.	4,950,194
858,000	Marubeni Corp.	3,990,698
253,000	Nissan Motor Co., Ltd.	2,888,372
213,000	Nomura Holdings, Inc.	3,304,202
197,500	Pioneer Corp.	2,811,487
204,000	Shionogi & Co., Ltd.	2,776,427
766,000	Sumitomo Trust & Banking Co., Ltd.	6,302,361
68,700	Takeda Pharmaceutical Co., Ltd.	4,091,015

		46,113,941

	Korea - 4.9%
72,934	Kookmin Bank	4,298,458
68,300	LG Chem Ltd.	2,938,831
8,400	Samsung Electronics Co., Ltd.	4,733,301
7,700	Shinsegae Co., Ltd.	2,855,678

		14,826,268

	Netherlands - 4.8%
172,790	ABN AMRO Holding N.V.	4,138,815
58,070	Akzo Nobel N.V.	2,531,334
151,072	ING Groep N.V.	4,499,200
120,267	Koninklijke (Royal) Philips Electronics N.V.	3,195,842

		14,365,191

	Russia - 2.1%
111,600	LUKOIL ADR	6,452,712

	Singapore - 2.2%
424,600	DBS Group Holdings Ltd.	3,964,824
368,900	Singapore Airlines Ltd.	2,529,027

		6,493,851

	South Africa - 1.7%
1,229,397	Old Mutual plc	3,008,668
100,000	Telkom South Africa Ltd.	1,982,554

		4,991,222

	Spain - 3.1%
392,000	Banco Santander Central Hispano S.A.	5,149,396
376,534	Telefonica Moviles S.A.	4,176,918

		9,326,314

	Sweden - 1.0%
126,900	Svenska Handelsbanken AB	2,937,595

	Switzerland - 8.6%
576,200	ABB Ltd. (a)	4,210,615
41,800	CIBA Specialty Chemicals	2,465,281
104,600	Credit Suisse Group	4,629,856
79,000	Lonza Group AG (Registered)	4,662,315
12,969	Nestle S.A. (Registered)	3,796,880
64,757	Novartis AG (Registered)	3,283,996
4,190	Serono S.A.	2,754,386

		25,803,329

	Taiwan - 1.0%
1,839,689	Taiwan Semiconductor Manufacturing Co., Ltd.	2,954,767

	United Kingdom - 16.7%
78,900	AstraZeneca plc	3,666,965
246,600	BP plc	2,929,408
666,296	Compass Group plc	2,423,875
155,887	GlaxoSmithKline plc	3,964,827
1,225,572	Group 4 Securicor plc	3,269,515
295,381	HBOS plc	4,446,673
241,775	HSBC Holdings plc	3,936,419
298,739	ICAP plc	1,928,511
558,283	Kingfisher plc	2,126,950
344,314	Lloyds TSB Group plc	2,836,094
95,400	Man Group plc	2,786,492
102,007	Royal Bank of Scotland Group plc	2,894,911
1,362,825	Signet Group plc	2,463,843
157,518	Standard Chartered plc	3,397,862
290,752	Unilever plc	3,035,943
1,468,487	Vodafone Group plc	3,820,421

		49,928,709

	Total — Common Stocks (Cost $233,307,545)	295,019,749

Principal Amount
	Short-Term Investment - 1.6%
$4,747,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/05 at 1.750%, to be repurchased at $4,747,692 on 10/3/05, collateralized by $4,265,000 U.S. Treasury Bond, 5.50%, due 8/15/28 with a value of $4,846,106 (Cost $4,747,000)	4,747,000

	TOTAL INVESTMENTS — 99.9% (Cost $238,054,545)	299,766,749
	Other Assets and Liabilities (Net) — 0.1%	374,365

	NET ASSETS — 100.0%	$300,141,114

(a)	Non-income producing security.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

At September 30, 2005, sector diversification of the International Value Fund was as follows:

	% of Net Assets	Market Value
Financials	32.2%	$96,760,509
Industrials	11.5	34,359,592
Energy	10.1	30,273,731
Health Care	8.2	24,444,443
Information Technology	7.8	23,514,778
Consumer Discretionary	7.8	23,503,062
Materials	6.5	19,481,752
Consumer Staples	5.5	16,507,505
Telecommunication Services	5.1	15,310,014
Utilities	3.6	10,864,363
Short-Term Investment	1.6	4,747,000

Total Investments	99.9	299,766,749
Other Assets and Liabilities (Net)	0.1	374,365

Net Assets	100.0%	$300,141,114

Emerging Markets Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 97.0%
	Brazil - 13.7%
125,200	Banco Bradesco S.A.	$5,782,262
115,300	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,328,711
88,309	Companhia de Bebidas das Americas ADR	3,283,328
173,604,000	Companhia Energetica de Minas Gerais	5,248,131
153,400	Companhia Vale do Rio Doce S.A. ADR	5,968,794
221,400	Contax Participacoes S.A. ADR	137,534
204,900	Petroleo Brasileiro S.A. ADR	14,648,301
221,400	TeleNorte Leste Participacoes S.A. ADR	3,659,742
632,053	Telesp Celular Participacoes S.A. ADR (a)	2,471,327

		44,528,130

	Chile - 0.7%
5,464,167	Madeco S.A. (a)	522,951
201,897	Madeco S.A. ADR (a)	1,889,756

		2,412,707

	China - 10.2%
1,356,600	China Mobile (Hong Kong) Ltd.	6,654,158
9,278,000	China Petroleum & Chemical Corp.	4,245,896
4,266,200	Datang International Power Generation Co., Ltd., Class H	3,272,237
14,695,400	Denway Motors Ltd.	5,304,275
5,300,000	GOME Electrical Appliances Holdings Ltd.	3,211,148
7,300,000	Lenovo Group Ltd.	3,528,911
3,957,206	Ping An Insurance Group Co. of China Ltd., Class H	6,886,667

		33,103,292

	Hong Kong - 2.9%
453,600	Hutchison Whampoa Ltd.	4,695,428
4,812,300	Johnson Electric Holdings Ltd.	4,621,635

		9,317,063

	Hungary - 1.8%
17,500	Gedeon Richtor Rt.	3,150,644
71,300	OTP Bank Rt.	2,802,060

		5,952,704

	India - 5.0%
244,756	Bharti Tele-Ventures Ltd. (a)	1,940,564
4,219,059	Gujarat Ambuja Cements Ltd.	7,366,916
224,545	Hero Honda Motors Ltd.	3,790,522
132,000	Oil & Natural Gas Corp., Ltd.	3,185,958

		16,283,960

	Indonesia - 2.2%
13,596,000	PT Indosat TbK	6,996,000

	Israel - 0.8%
673,262	Bank Hapoalim Ltd.	2,619,075

	Korea - 16.5%
30,400	GS Home Shopping, Inc.	3,157,987
94,000	Hyundai Motor Co., Ltd.	7,341,639
193,056	Kookmin Bank ADR	11,438,568
158,890	LG Chem Ltd.	6,836,762
27,132	Samsung Electronics Co., Ltd.	15,288,563
25,280	Shinsegae Co., Ltd.	9,375,525

		53,439,044

	Malaysia - 0.8%
970,100	Maxis Communications Bhd	2,432,328

	Mexico - 5.5%
143,100	America Movil S.A. de C.V. ADR	3,766,392
136,544	Cemex S.A. de C.V. ADR	7,141,251
138,300	Coca-Cola Femsa S.A. de C.V. ADR	3,693,993
47,000	Grupo Televisa S.A. ADR	3,370,370

		17,972,006

	Russia - 9.8%
282,700	LUKOIL ADR	16,345,714
62,600	MMC Norilsk Nickel ADR	5,195,800
87,000	Surgutneftegaz ADR	7,555,950
145,200	Wimm-Bill-Dann Foods OJSC ADR (a)	2,787,840

		31,885,304

	Singapore - 0.8%
268,680	DBS Group Holdings Ltd.	2,508,876

	South Africa - 8.7%
267,900	Barloworld Ltd.	4,896,517
44,800	Impala Platinum Holdings Ltd.	5,090,829
289,075	Nedbank Group Ltd.	4,189,032
3,504,000	Network Healthcare Holdings Ltd. (a)	3,607,261
1,308,000	Old Mutual plc	3,201,031
146,000	Standard Bank Group Ltd.	1,606,287
291,700	Telkom S.A. Ltd.	5,783,110

		28,374,067

	Taiwan - 9.1%
2,966,550	Asustek Computer, Inc.	7,955,973
8,711,700	Chinatrust Financial Holding Co., Ltd.	7,507,936
3,086,892	President Chain Store Corp.	5,767,197

5,065,897	Taiwan Semiconductor Manufacturing Co., Ltd.	8,136,455

		29,367,561

	Thailand - 4.2%
946,400	Advanced Info Service Public Co., Ltd. (b)	2,490,223
1,754,000	Bangkok Bank Public Co., Ltd.	4,871,628
28,012,100	Land & Houses Public Co., Ltd.	6,176,380

		13,538,231

	Turkey - 3.4%
989,220	Akbank T.A.S.	6,575,209
421,403	Enka Insaat ve Sanayi AS	4,600,538

		11,175,747

	United Kingdom - 0.9%
179,676	HSBC Holdings plc	2,925,365

	Total — Common Stocks (Cost $214,846,959)	314,831,460

Principal Amount
	Short-Term Investment - 3.5%
$11,470,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/05 at 1.750%, to be repurchased at $11,471,673 on 10/3/05, collateralized by $10,300,000 U.S. Treasury Bond, 5.50%, due 8/15/28 with a value of $11,703,375 (Cost $11,470,000)	11,470,000

	TOTAL INVESTMENTS — 100.5% (Cost $226,316,959)	326,301,460
	Other Assets and Liabilities (Net) — (0.5)%	(1,793,901)

	NET ASSETS — 100.0%	$324,507,559

(a)	Non-income producing security.

(b)	Fair-valued security as of September 30, 2005 (see Notes to Portfolio of Investments, Note 1). As of September 30, 2005, this security represents $2,490,223, 0.8% of net assets.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

At September 30, 2005, sector diversification of the Emerging Markets Fund was as follows:

	% of Net Assets	Market Value
Financials	19.4%	$63,051,529
Energy	14.2	45,981,819
Materials	11.6	37,600,352
Telecommunication Services	11.2	36,193,844
Information Technology	10.7	34,909,903
Consumer Discretionary	10.0	32,352,321
Consumer Staples	8.7	28,236,594
Industrials	6.5	21,226,824
Utilities	2.6	8,520,368
Health Care	2.1	6,757,906
Short-Term Investment	3.5	11,470,000

Total Investments	100.5	326,301,460
Other Assets and Liabilities (Net)	-0.5	(1,793,901)

Net Assets	100.0%	$324,507,559

International Growth Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 98.9%

	Australia - 1.9%
110,935	Woodside Petroleum Ltd.	$3,045,566

	Brazil - 2.5%
47,800	Aracruz Celulose S.A. ADR	1,939,724
57,512	Companhia de Bebidas das Americas ADR	2,138,296

		4,078,020

	Canada - 4.0%
63,100	Manulife Financial Corp.	3,364,492
52,623	Suncor Energy, Inc.	3,185,270

		6,549,762

	Denmark - 2.7%
179,200	Vestas Wind Systems A/S (a)	4,329,025

	Finland - 1.2%
117,100	Nokia Oyj ADR	1,980,161

	France - 12.7%
64,800	Bouygues S.A.	3,011,613
22,900	Essilor International S.A.	1,896,290
20,771	L’Oreal S.A.	1,608,905
20,500	Sanofi-Aventis	1,693,857
29,600	Schneider Electric S.A.	2,337,261
38,000	Technip S.A.	2,248,804
94,300	Thomson	1,960,685
24,300	Total S.A. ADR	3,300,426
57,900	Veolia Environnement	2,443,202

		20,501,043

	Germany - 4.3%
26,430	Allianz AG	3,568,466
38,100	SAP AG ADR	1,650,873
21,600	Siemens AG (Registered)	1,664,033

		6,883,372

	Hong Kong - 4.3%
430,000	Esprit Holdings Ltd.	3,215,015
177,000	Hutchison Whampoa Ltd.	1,832,211
1,199,023	Shangri-La Asia Ltd.	1,939,804

		6,987,030

	India - 3.0%
51,700	HDFC Bank Ltd. ADR	2,647,040
30,600	Infosys Technologies Ltd. ADR	2,272,968

		4,920,008

	Israel - 1.3%
62,500	Teva Pharmaceutical Industries Ltd. ADR	2,088,750

	Italy - 2.0%
581,500	UniCredito Italiano S.p.A.	3,277,726

	Japan - 17.4%
37,300	Canon, Inc.	2,014,174
120,000	Denso Corp.	3,477,801
7,200	Keyence Corp.	1,810,148
25,100	Nidec Corp.	1,492,468
23,500	Nidec Corp. New Shares	1,380,770
36,800	Nitto Denko Corp.	2,071,459
15,500	Orix Corp.	2,799,066
230,000	Sharp Corp.	3,330,867
27,800	SMC Corp.	3,700,300
400	Sumitomo Mitsui Financial Group, Inc.	3,770,261
50,900	Toyota Motor Corp.	2,331,572

		28,178,886

	Korea - 3.0%
35,400	Kookmin Bank ADR	2,097,450
9,600	Samsung Electronics Co., Ltd. GDR 144A (b)	2,731,200

		4,828,650

	Mexico - 1.2%
37,200	Wal Mart De Mexico S.A. de C.V. ADR	1,891,799

	Netherlands - 1.5%
143,800	ASML Holding N.V. (Registered) (a)	2,374,138

	Singapore - 1.1%
189,000	DBS Group Holdings Ltd.	1,764,841

	Spain - 5.8%
207,500	Banco Bilbao Vizcaya Argentaria S.A.	3,638,509
176,300	Banco Santander Central Hispano S.A.	2,315,914
206,948	Telefonica S.A.	3,387,571

		9,341,994

	Switzerland - 8.3%
5,724	Nestle S.A. (Registered)	1,675,792
8,400	Nobel Biocare Holding AG	1,979,066
60,500	Novartis AG (Registered)	3,068,113
15,300	Roche Holding AG	2,125,016
2,127	Sika AG (a)	1,620,039
35,770	UBS AG (Registered)	3,039,435

		13,507,461

	United Kingdom - 20.7%
216,998	Barclays plc	2,193,105
124,400	BHP Billiton plc	2,009,856
37,100	BP plc ADR	2,628,535
372,900	British Sky Broadcasting plc	3,686,525
75,550	Exel plc	1,635,039
744,761	Hays plc	1,612,455
191,000	HBOS plc	2,875,319
83,900	Johnson Matthey plc	1,750,636
55,865	Reckitt Benckiser plc	1,701,693
92,679	Royal Bank of Scotland Group plc	2,630,186
244,100	Smith & Nephew plc	2,049,386
137,300	Smiths Group plc	2,322,407
509,720	Tesco plc	2,782,540
138,000	Vodafone Group plc ADR	3,583,860

		33,461,542

	Total — Common Stocks (Cost $147,627,957)	159,989,774

Principal Amount
	Short-Term Investment - 5.1%

$8,224,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/05 at 1.750%, to be repurchased at $8,225,199 on 10/3/05, collateralized by $7,385,000 U.S. Treasury Bond, 5.50%, due 8/15/28 with a value of $8,391,206 (Cost $8,224,000)	8,224,000

	TOTAL INVESTMENTS — 104.0% (Cost $155,851,957)	168,213,774
	Other Assets and Liabilities (Net) — (4.0)%	(6,512,056)

	NET ASSETS — 100.0%	$161,701,718

(a)	Non-income producing security.

(b)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At September 30, 2005, Rule 144A Securities that have been deemed to be liquid represent $2,731,200, 1.7% of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

At September 30, 2005, sector diversification of the International Growth Fund was as follows:

	% of Net Assets	Market Value
Financials	24.7%	$39,981,811
Consumer Discretionary	12.3	19,942,269
Industrials	12.0	19,432,729
Information Technology	11.0	17,706,900
Health Care	9.2	14,900,478
Energy	8.9	14,408,602
Consumer Staples	7.3	11,799,025
Telecommunication Services	6.2	9,983,044
Materials	5.8	9,391,714
Utilities	1.5	2,443,202
Short-Term Investment	5.1	8,224,000

Total Investments	104.0	168,213,774
Other Assets and Liabilities (Net)	-4.0	(6,512,056)

Net Assets	100.0%	$161,701,718

International Core Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 97.5%

	Australia - 1.7%
16,800	Westpac Banking Corp.	$270,327
12,192	Woodside Petroleum Ltd.	334,714

		605,041

	Brazil - 3.3%
5,300	Aracruz Celulose S.A. ADR	215,074
3,700	Banco Bradesco S.A. ADR	181,004
6,321	Companhia de Bebidas das Americas ADR	235,015
5,200	Companhia Energetica de Minas Gerais ADR (a)	198,016
4,800	Petroleo Brasileiro S.A. ADR	343,152

		1,172,261

	Canada - 3.1%
7,800	Alcan, Inc.	247,494
13,549	Celestica, Inc. (a)	153,239
6,900	Manulife Financial Corp.	367,908
5,783	Suncor Energy, Inc.	350,045

		1,118,686

	China - 1.1%
516,000	Denway Motors Ltd.	186,249
114,500	Ping An Insurance Group Co. of China Ltd., Class H	199,263

		385,512

	Denmark - 1.3%
19,700	Vestas Wind Systems A/S (a)	475,903

	Finland - 1.6%
24,500	Nokia Oyj ADR	414,295
5,100	TietoEnator Oyj	171,318

		585,613

	France - 11.9%
7,200	Axa S.A.	197,642
3,400	BNP Paribas	258,458
7,100	Bouygues S.A.	329,976
5,000	Carrefour S.A.	230,034
2,500	Essilor International S.A.	207,019
6,000	France Telecom S.A.	172,201
1,600	Groupe Danone	172,393
2,300	L’Oreal S.A.	178,156
2,300	Sanofi-Aventis	190,042
5,800	Schneider Electric S.A.	457,977
10,000	STMicroelectronics N.V.	171,985
5,400	Suez S.A.	156,084
4,200	Technip S.A.	248,552
10,400	Thomson	216,237
5,200	Total S.A. ADR	706,264
6,400	Veolia Environnement	270,060
2,700	Vivendi Universal S.A.	88,134

		4,251,214

	Germany - 5.4%
1,000	Adidas-Salomon AG	173,763
2,905	Allianz AG	392,221
3,600	Deutsche Bank AG (Registered)	336,700
3,000	E.on AG	275,572
2,300	Linde AG	169,449
4,000	SAP AG ADR	173,320
3,900	Schering AG	246,547
2,400	Siemens AG (Registered)	184,893

		1,952,465

	Greece - 0.4%
4,480	Folli-Follie S.A. (Registered)	134,607

	Hong Kong - 3.2%
47,000	Esprit Holdings Ltd.	351,409
37,000	Hutchison Whampoa Ltd.	383,004
191,500	Johnson Electric Holdings Ltd.	183,913
132,000	Shangri-La Asia Ltd.	213,552

		1,131,878

	India - 1.5%
5,700	HDFC Bank Ltd. ADR	291,840
3,400	Infosys Technologies Ltd. ADR	252,552

		544,392

	Indonesia - 0.5%
316,500	PT Indosat TbK	162,859

	Israel - 0.6%
6,900	Teva Pharmaceutical Industries Ltd. ADR	230,598

	Italy - 3.0%
11,400	Eni S.p.A.	338,554
12,900	Saipem S.p.A.	217,519
94,500	UniCredito Italiano S.p.A.	532,666

		1,088,739

	Japan - 16.5%
21,000	Asahi Glass Co., Ltd.	220,322
29,000	Bank of Yokohama (The), Ltd.	220,974
8,600	Canon, Inc.	464,394
5,000	Chugoku Bank (The), Ltd.	68,094
13,200	Denso Corp.	382,558
12,000	JS Group Corp.	204,334
115,000	Kawasaki Heavy Industries Ltd.	290,742
800	Keyence Corp.	201,128
51,000	Marubeni Corp.	237,209
2,700	Nidec Corp.	160,544
2,700	Nidec Corp. New Shares (a)	158,642
16,200	Nissan Motor Co., Ltd.	184,947
4,000	Nitto Denko Corp.	225,159
12,700	Nomura Holdings, Inc.	197,011
1,700	Orix Corp.	306,994
11,300	Pioneer Corp.	160,860
25,000	Sharp Corp.	362,051
11,000	Shionogi & Co., Ltd.	149,709
3,100	SMC Corp.	412,623
44	Sumitomo Mitsui Financial Group, Inc.	414,729
45,000	Sumitomo Trust & Banking Co., Ltd.	370,243
4,100	Takeda Pharmaceutical Co., Ltd.	244,151
5,600	Toyota Motor Corp.	256,519

		5,893,937

	Korea - 2.8%
7,400	Kookmin Bank ADR	438,450
2,000	Samsung Electronics Co., Ltd. GDR 144A (b)	569,000

		1,007,450

	Mexico - 0.6%
4,100	Wal Mart De Mexico S.A. de C.V. ADR	208,505

	Netherlands - 3.0%
8,900	ABN AMRO Holding N.V.	213,180
4,200	Akzo Nobel N.V.	183,083
15,800	ASML Holding N.V. (Registered) (a)	260,858
7,800	ING Groep N.V.	232,298
7,100	Koninklijke (Royal) Philips Electronics N.V.	188,668

		1,078,087

	Russia - 1.0%
6,300	LUKOIL ADR	364,266

	Singapore - 1.6%
45,000	DBS Group Holdings Ltd.	420,200
23,000	Singapore Airlines Ltd.	157,679

		577,879

	South Africa - 0.9%
77,600	Old Mutual plc	189,908
1,700	Telkom South Africa Ltd. ADR	132,685

		322,593

	Spain - 4.5%
22,800	Banco Bilbao Vizcaya Argentaria S.A.	399,798
43,100	Banco Santander Central Hispano S.A.	566,171
23,900	Telefonica Moviles S.A.	265,124
22,700	Telefonica S.A.	371,580

		1,602,673

	Sweden - 0.5%
8,200	Svenska Handelsbanken AB	189,821

	Switzerland - 8.4%
33,720	ABB Ltd. (a)	246,411
2,600	CIBA Specialty Chemicals	153,343
5,875	Credit Suisse Group	260,042
4,500	Lonza Group AG (Registered)	265,575
1,430	Nestle S.A. (Registered)	418,655
900	Nobel Biocare Holding AG	212,043
10,300	Novartis AG (Registered)	522,340
1,680	Roche Holding AG	233,335
270	Serono S.A.	177,490
234	Sika AG (a)	178,227
3,930	UBS AG (Registered)	333,938

		3,001,399

	Taiwan - 0.5%
23,100	Taiwan Semiconductor Manufacturing Co., Ltd.	189,882

	United Kingdom - 18.6%
4,800	AstraZeneca plc	223,085
23,800	Barclays plc	240,536
13,700	BHP Billiton plc	221,343
6,700	BP plc ADR	474,695

41,000	British Sky Broadcasting plc	405,330
55,900	Compass Group plc	203,355
8,100	Exel plc	175,299
9,300	GlaxoSmithKline plc	236,536
69,109	Group 4 Securicor plc	184,365
81,849	Hays plc	177,208
37,000	HBOS plc	556,999
15,200	HSBC Holdings plc	247,476
16,375	ICAP plc	105,709
9,200	Johnson Matthey plc	191,965
31,700	Kingfisher plc	120,771
18,500	Lloyds TSB Group plc	152,383
6,400	Man Group plc	186,935
6,100	Reckitt Benckiser plc	185,811
16,800	Royal Bank of Scotland Group plc	476,776
82,000	Signet Group plc	148,247
26,800	Smith & Nephew plc	225,004
15,300	Smiths Group plc	258,797
8,100	Standard Chartered plc	174,727
56,000	Tesco plc	305,702
17,100	Unilever plc	178,553
23,500	Vodafone Group plc ADR	610,295

		6,667,902

	Total Common Stocks (Cost $34,603,374)	34,944,162

Principal Amount
	Short-Term Investment - 3.0%
$1,080,000	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2005 at 1.750%, to be repurchased at $1,080,158 on 10/3/2005 collateralized by $975,000 U.S. Treasury Bond 5.500% due 8/15/2028 with a value of $1,107,844 (Cost $1,080,000)	1,080,000

	TOTAL INVESTMENTS — 100.5% (Cost $35,683,374)	36,024,162
	Other Assets and Liabilities (Net) — (0.5%)	(192,683)

	NET ASSETS — 100.0%	$35,831,479

(a)	Non-income producing security.

(b)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At September 30, 2005, Rule 144A Securities that have been deemed to be liquid represent $569,000, 1.6% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

At September 30, 2005, sector diversification of the International Core Fund was as follows:

	% of Net Assets	Market Value
Financials	27.9%	$9,991,422
Industrials	11.9	4,250,679
Consumer Discretionary	10.5	3,777,256
Energy	9.4	3,377,761
Information Technology	9.3	3,341,156
Health Care	8.7	3,097,900
Consumer Staples	5.9	2,112,824
Telecommunication Services	5.7	2,044,721
Materials	5.7	2,050,710
Utilities	2.5	899,733
Short-Term Investment	3.0	1,080,000

Total Investments	100.5	36,024,162
Other Assets and Liabilities (Net)	-0.5	(192,683)

Net Assets	100.0%	$35,831,479

Notes to Portfolios of Investments

September 30, 2005 (Unaudited)

Hansberger Institutional Series (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2005, the Trust was comprised of four separate active, diversified portfolios (each individually referred to as a “Fund,” collectively as the “Funds”). The International Value Fund and the Emerging Markets Fund, each a Fund of the Trust, commenced operations on December 30, 1996. The International Growth Fund, also a Fund of the Trust, commenced operations on June 23, 2003. The International Core Fund commenced operations on September 13, 2005. Each Fund offers two classes of shares – Institutional Class and Advisor Class, the latter of which commenced operations on September 13, 2005.

The International Value Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in equity securities of companies organized or located outside of the United States. The International Core Fund seeks to achieve long-term capital growth through a policy of investing primarily in equity securities of companies domiciled outside the United States.

The Funds’ investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds’ investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds’ investments and income generated by these investments, as well as the Funds’ ability to repatriate such amounts.

Accounting Policies: The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Certain events affecting the values of securities maintained in the Funds’ portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest reported sales price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees, although the actual calculations are done by others.

The fair value of a portfolio security is the price that the Funds might reasonably expect to receive upon its current sale. Under the Trust’s fair valuation procedures, the Board of Trustees has delegated to Hansberger Global Investors, Inc., the Funds’ Adviser (the “Adviser”), subject to the Board of Trustees’ supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available. The Adviser has established a Valuation Committee, which is responsible for complying with the Trust’s fair value procedures and determining the fair value of each security for which market quotations are not readily available and for securities whose market quotations may not, in the Adviser’s opinion, reflect market value. With respect to the fair valuation of equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of September 30, 2005, approximately 0.0% of the market value of investments for the International Value Fund, 0.8% of the market value of investments for the Emerging Markets Fund, 0.0% of the market value of investments for the International Growth Fund and 0.0% of the market value of investments for the International Core Fund were fair valued pursuant to procedures approved by the Board of Trustees.

In addition, the Trust employed a fair value pricing service on September 30, 2005. The fair value pricing service utilizes a model which takes into account market activity after the close of foreign markets and before the Funds calculate net asset value.

2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund’s portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

At September 30, 2005, the Funds had no outstanding forward currency exchange contracts.

3. Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

4. Federal Income Taxes: At September 30, 2005, cost and unrealized appreciation/ (depreciation) for U.S. Federal income tax purposes of the investments of each Fund were:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
International Value Fund	$238,054,545	$65,355,864	$(3,643,660)	$61,712,204
Emerging Markets Fund	226,316,959	101,126,681	(1,142,180)	99,984,501
International Growth Fund	155,851,957	14,850,303	(2,488,486)	12,361,817
International Core Fund	35,683,374	959,404	(618,616)	340,788

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940. (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger Institutional Series

By:	/s/ THOMAS L. HANSBERGER
Thomas L. Hansberger
President and Chief Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS L. HANSBERGER
Thomas L. Hansberger
President and Chief Executive Officer

Date: November 28, 2005

By:	/s/ THOMAS A. CHRISTENSEN, JR.
Thomas A. Christensen, Jr.
Chief Financial Officer

Date: November 28, 2005